The prospectus containing information for the Wells Fargo Advantage(SM) Builder Variable Annuity filed electronically in Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-82149 on Form N-4, filed on or about April 27, 2000, is incorporated by reference.

                     STATEMENT OF ADDITIONAL INFORMATION

                                       for

                WELLS FARGO ADVANTAGESM BUILDER VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account

                                   May 1, 2000

                           Revised as of July 21, 2000

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 13

Rating Agencies...............................................p. 15

Principal Underwriter.........................................p. 15

Independent Auditors..........................................p. 15

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Currently, we do not show any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance on historical earnings, past performance does not guarantee future results.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without Withdrawal and Selection of the Six-Year  Withdrawal Charge Schedule For
Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*
                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA3           Blue Chip Advantage Fund (9/99)**              --%     --%       --%         10.78%
WCAR3           Capital Resource Fund (10/81)                 21.84   19.48     13.72        14.20
WDEI3           Diversified Equity Income Fund (9/99)          --       --       --           2.34
WEXI3           Extra Income Fund (5/96)                      4.59      --       --           3.88
WFDI3           Federal Income Fund (9/99)                     --       --       --           0.00
WNDM3           New Dimensions Fund(R)(5/96)                   29.97    --       --          24.40
WSCA3           Small Cap Advantage Fund (9/99)                --       --       --          12.15

             AIM V.I.
WCAP3           Capital Appreciation Fund (5/93)              42.45   23.66      --          20.44
WVAL3           Value Fund (5/93)                             27.93   25.27      --          21.16

             Dreyfus
WSRG3           The Dreyfus Socially Responsible Growth       28.12   26.72      --          22.30
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE3           Franklin Income Securities Fund - Class 2     -3.60    7.98     8.27          8.24
                (1/89)***
WRES3           Franklin Real Estate Fund - Class 2           -7.83    6.30     7.32          6.98
                (1/89)***
WSMC3           Franklin Small Cap Fund - Class 2 (11/95)*** 103.20     --       --          31.54
WMSS3           Mutual Shares Securities Fund - Class 2       11.84     --       --           9.13
                (11/96)***

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE3           CORESM U.S. Equity Fund (2/98)****            22.40     --       --          18.87
WGLI3           Global Income Fund (1/98)                     -2.56     --       --           1.98
SITO2           Internet Tollkeeper Fund (4/00)+               --       --       --
                                                                                               --
WMCV3           Mid Cap Value Fund (4/98)                     4.60      --       --          -6.45

             MFS(R)
WGIS3           Growth with Income Series (10/95)             5.04      --       --          19.22
WUTS3           Utilities Series (1/95)                       28.83     --       --          24.53

             PUTNAM VARIABLE TRUST
WIGR3           Putnam VT International Growth Fund - Class   57.66     --       --          28.13
                IB Shares (1/97)++
WVIS3           Putnam VT Vista Fund - Class IB Shares        50.40     --       --          29.07
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL3           Asset Allocation Fund (4/94)                  7.64    10.77      --           9.17
WCBD3           Corporate Bond Fund (9/99)                     --       --       --          -0.65
WEQI3           Equity Income Fund (5/96)                     6.24      --       --          15.35
WEQV3           Equity Value Fund (5/98)                      -4.00     --       --          -5.24
WGRO3           Growth Fund (4/94)                            18.58   21.67      --          19.37
WLCG3           Large Company Growth Fund (9/99)               --       --       --          19.76
WMMK3           Money Market Fund (5/94)                      2.84     3.25      --           3.20
WSCG3           Small Cap Growth Fund (5/95)                  63.82     --       --          18.76


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
**(Commencement  date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities  (Without  Purchase  Payment  Credits)
With  Withdrawal and Selection of the Six-Year  Withdrawal  Charge  Schedule For
Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*
                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA3           Blue Chip Advantage Fund (9/99)**              --%      --%       --%         3.11%
WCAR3           Capital Resource Fund (10/81)                 13.84   19.09     13.72        14.20
WDEI3           Diversified Equity Income Fund (9/99)          --       --       --          -4.65
WEXI3           Extra Income Fund (5/96)                      -2.57     --       --           2.40
WFDI3           Federal Income Fund (9/99)                     --       --       --          -6.80
WNDM3           New Dimensions Fund(R)(5/96)                   21.97    --       --          23.48
WSCA3           Small Cap Advantage Fund (9/99)                --       --       --           4.38

             AIM V.I.
WCAP3           Capital Appreciation Fund (5/93)              42.45   23.66      --          20.44
WVAL3           Value Fund (5/93)                             27.93   25.27      --          21.16

             Dreyfus
WSRG3           The Dreyfus Socially Responsible Growth       20.12   26.40      --          22.30
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE3           Franklin Income Securities Fund - Class 2    -10.11    7.39     8.27          8.24
                (1/89)***
WRES3           Franklin Real Estate Fund - Class 2          -14.00    5.67     7.32          6.98
                (1/89)***
WSMC3           Franklin Small Cap Fund - Class 2 (11/95)***  95.20     --       --          31.12
WMSS3           Mutual Shares Securities Fund - Class 2        4.09     --       --           7.54
                (11/96)***

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE3           CORESM U.S. Equity Fund (2/98)****            14.40     --       --          15.16
WGLI3           Global Income Fund (1/98)                     -9.15     --       --          -1.58
SITO2           Internet Tollkeeper Fund (4/00)+               --       --       --
                                                                                               --
WMCV3           Mid Cap Value Fund (4/98)                     -2.57     --       --         -10.29

             MFS(R)
WGIS3           Growth with Income Series (10/95)             -2.16     --       --          18.68
WUTS3           Utilities Series (1/95)                       20.83     --       --          24.19

             PUTNAM VARIABLE TRUST
WIGR3           Putnam VT International Growth Fund - Class   49.66     --       --          26.48
                IB Shares (1/97)++
WVIS3           Putnam VT Vista Fund - Class IB Shares        42.40     --       --          27.44
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL3           Asset Allocation Fund (4/94)                  0.23    10.24      --           8.94
WCBD3           Corporate Bond Fund (9/99)                     --       --       --          -7.40
WEQI3           Equity Income Fund (5/96)                     -1.06     --       --          14.21
WEQV3           Equity Value Fund (5/98)                     -10.48     --       --          -9.09
WGRO3           Growth Fund (4/94)                            10.58   21.30      --          19.21
WLCG3           Large Company Growth Fund (9/99)               --       --       --          11.76
WMMK3           Money Market Fund (5/94)                      -4.19    2.54      --           2.89
WSCG3           Small Cap Growth Fund (5/95)                  55.82     --       --          18.30

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders
For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*
                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA1           Blue Chip Advantage Fund (9/99)**              --%     --%        --%        10.71%
WCAR1           Capital Resource Fund (10/81)                 21.60   19.24     13.50        13.97
WDEI1           Diversified Equity Income Fund (9/99)          --       --       --           2.28
WEXI1           Extra Income Fund (5/96)                      4.39      --       --           3.67
WFDI1           Federal Income Fund (9/99)                     --       --       --          -0.06
WNDM1           New Dimensions Fund(R)(5/96)                  29.71     --       --          24.15
WSCA1           Small Cap Advantage Fund (9/99)                --       --       --          12.08

             AIM V.I.
WCAP1           Capital Appreciation Fund (5/93)              42.17   23.41      --          20.20
WVAL1           Value Fund (5/93)                             27.67   25.02      --          20.92

             Dreyfus
WSRG1           The Dreyfus Socially Responsible Growth       27.87   26.47      --          22.06
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE1           Franklin Income Securities Fund - Class 2     -3.79    7.76     8.05          8.02
                (1/89)***
WRES1           Franklin Real Estate Fund - Class 2           -8.01    6.09     7.10          6.77
                (1/89)***
WSMC1           Franklin Small Cap Fund - Class 2 (11/95)*** 102.82     --       --          31.28
WMSS1           Mutual Shares Securities Fund - Class 2       11.62     --       --           8.91
                (11/96)***

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE1           CORESM U.S. Equity Fund (2/98)****            22.16     --       --          18.63
WGLI1           Global Income Fund (1/98)                     -2.75     --       --           1.78
WITO2           Internet Tollkeeper Fund (4/00)+               --       --       --
                                                                                               --
WMCV1           Mid Cap Value Fund (4/98)                     4.38      --       --          -6.64

             MFS(R)
WGIS1           Growth with Income Series (10/95)             4.83      --       --          18.98
WUTS1           Utilities Series (1/95)                       28.58     --       --          24.29

             PUTNAM VARIABLE TRUST
WIGR1           Putnam VT International Growth Fund - Class   57.35     --       --          27.88
                IB Shares (1/97)++
WVIS1           Putnam VT Vista Fund - Class IB Shares        50.11     --       --          28.82
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL1           Asset Allocation Fund (4/94)                  7.43    10.55      --           8.96
WCBD1           Corporate Bond Fund (9/99)                     --       --       --          -0.71
WEQI1           Equity Income Fund (5/96)                     6.02      --       --          15.12
WEQV1           Equity Value Fund (5/98)                      -4.20     --       --          -5.43
WGRO1           Growth Fund (4/94)                            18.34   21.43      --          19.13
WLCG1           Large Company Growth Fund (9/99)               --       --       --          19.70
WMMK1           Money Market Fund (5/94)                      2.63     3.05      --           2.99
WSCG1           Small Cap Growth Fund (5/95)                  63.50     --       --          18.53

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With Withdrawal and Selection of the Six-Year Withdrawal Charge Schedule and the
Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For
Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*
                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA1           Blue Chip Advantage Fund (9/99)**               --%    --%        --%         2.72%
WCAR1           Capital Resource Fund (10/81)                 13.60   18.77     13.50        13.95
WDEI1           Diversified Equity Income Fund (9/99)          --       --       --          -4.71
WEXI1           Extra Income Fund (5/96)                      -2.77     --       --           2.11
WFDI1           Federal Income Fund (9/99)                     --       --       --          -6.85
WNDM1           New Dimensions Fund(R)(5/96)                  21.71     --       --          23.12
WSCA1           Small Cap Advantage Fund (9/99)                --       --       --           3.98

             AIM V.I.
WCAP1           Capital Appreciation Fund (5/93)              34.17   22.99      --          20.14
WVAL1           Value Fund (5/93)                             19.67   24.61      --          20.86

             Dreyfus
WSRG1           The Dreyfus Socially Responsible Growth       19.87   26.08      --          22.00
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE1           Franklin Income Securities Fund - Class 2    -10.29    7.10     8.05          7.99
                (1/89)***
WRES1           Franklin Real Estate Fund - Class 2          -14.17    5.38     7.10          6.74
                (1/89)***
WSMC1           Franklin Small Cap Fund - Class 2 (11/95)***  94.82     --       --          30.76
WMSS1           Mutual Shares Securities Fund - Class 2       3.89      --       --           7.21
                (11/96)***

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE1           CORESM U.S. Equity Fund (2/98)****            14.16     --       --          14.72
WGLI1           Global Income Fund (1/98)                     -9.33     --       --          -1.95
WITO2           Internet Tollkeeper Fund (4/00)+               --       --       --
                                                                                               --
WMCV1           Mid Cap Value Fund (4/98)                     -2.77     --       --         -10.68

             MFS(R)
WGIS1           Growth with Income Series (10/95)             -2.35     --       --          18.36
WUTS1           Utilities Series (1/95)                       20.58     --       --          23.87

             PUTNAM VARIABLE TRUST
WIGR1           Putnam VT International Growth Fund - Class   49.35     --       --          26.09
                IB Shares (1/97)++
WVIS1           Putnam VT Vista Fund - Class IB Shares        42.11     --       --          27.05
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL1           Asset Allocation Fund (4/94)                  0.03     9.94      --           8.67
WCBD1           Corporate Bond Fund (9/99)                     --       --       --          -7.75
WEQI1           Equity Income Fund (5/96)                     -1.26     --       --          13.88
WEQV1           Equity Value Fund (5/98)                     -10.66     --       --          -9.48
WGRO1           Growth Fund (4/94)                            10.34   20.98      --          18.91
WLCG1           Large Company Growth Fund (9/99)               --       --       --          11.34
WMMK1           Money Market Fund (5/94)                      -4.38    2.26      --           2.62
WSCG1           Small Cap Growth Fund (5/95)                  55.50     --       --          17.98

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.35% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced operations  as of Dec.  31,  1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without  Withdrawal and Selection of the Eight-Year  Withdrawal  Charge Schedule
For Periods Ending Dec. 31, 1999

                                                                  Performance Since        Performance Since Commencement
                                                                 Commencement of the                of the Fund*
                                                                      Subaccount
                                                                            Since                                    Since
Subaccount   Investing In:                                      1 Year   Commencement  1 Year  5 Years 10 Years  Commencement
----------   -------------                                      ------   ------------  ------  ------- --------  ------------
             AXPSM VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99;9/99)**           --%         8.10%       --%     --%      --%       10.49%
WCAR6           Capital Resource Fund (--/--;10/81)               --         --         22.14   19.78   14.01        14.48
PDEI1           Diversified Equity Income Fund (11/99;9/99)       --          2.49       --      --       --          1.77
PEXI1           Extra Income Fund (11/99;5/96)                    --          2.49      4.86     --       --          4.14
WFDI6           Federal Income Fund (--/--;9/99)                  --         --          --      --       --          0.08
PNDM1           New Dimensions Fund(R)(11/99;5/96)                --         13.86      30.30    --       --         24.71
PSCA1           Small Cap Advantage Fund (11/99;9/99)             --          8.45       --      --       --         12.24

             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99;5/93)            --         21.73      42.81   23.97     --         20.74
PVAL1           Value Fund (11/99;5/93)                           --         10.09      28.25   25.58     --         21.46

             Dreyfus
WSRG6           The Dreyfus Socially Responsible Growth Fund,     --          --        28.43   27.03     --         22.60
                Inc.
                (--/--;10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE6           Franklin Income Securities Fund - Class 2         --         --         -3.36   8.25     8.54         8.51
                (--/--;1/89)***
WRES6           Franklin Real Estate Fund - Class 2               --         --         -7.60   6.57     7.58         7.25
                (--/--;1/89)***
PSMC1           Franklin Small Cap Fund - Class 2                 --         34.15     103.69    --       --         31.86
                (11/99;11/95)***
WMSS6           Mutual Shares Securities Fund - Class 2           --         --         12.12    --       --          9.40
                (--/--;11/96)***

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE6           CORESM U.S. Equity Fund (--/--;2/98)****          --          --        22.70    --       --         19.16
WGLI6           Global Income Fund (--/--;1/98)                   --          --        -2.31    --       --          2.24
WITO6           Internet Tollkeeper Fund (--/--;4/00)+            --          --         --      --       --           --
WMCV6           Mid Cap Value Fund (--/--;4/98)                   --          --        4.86     --       --         -6.21

             MFS(R)
PGIS1           Growth with Income Series (11/99;10/95)           --          5.40      5.30     --       --         19.52
PUTS1           Utilities Series (11/99;1/95)                     --         11.65      29.15    --       --         24.84

             PUTNAM VARIABLE TRUST
PIGR1           Putnam VT International Growth Fund - Class IB    --         24.49      58.04    --       --         28.45
                Shares (11/99;1/97)++
PVIS1           Putnam VT Vista Fund - Class IB Shares            --         26.42      50.77    --       --         29.39
                (11/99;1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL6           Asset Allocation Fund (--/--;4/94)                --         --         7.91    11.05     --          9.45
WCBD6           Corporate Bond Fund (--/--;9/99)                  --         --          --      --       --         -0.58
WEQI6           Equity Income Fund (--/--;5/96)                   --         --         6.50     --       --         15.63
WEQV6           Equity Value Fund (--/--;5/98)                    --         --         -3.76    --       --         -5.00
WGRO6           Growth Fund (--/--;4/94)                          --         --         18.87   21.97     --         19.66
WLCG6           Large Company Growth Fund (--/--;9/99)            --         --          --      --       --         19.84
WMMK6           Money Market Fund (--/--;5/94)                    --         --         3.09    3.51      --          3.46
WSCG6           Small Cap Growth Fund (--/--;5/95)                --         --         64.21    --       --         19.06

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Subaccount; Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With Withdrawal and Selection of the Eight-Year  Withdrawal  Charge Schedule For
Periods Ending Dec. 31, 1999

                                                                  Performance Since
                                                                 Commencement of the    Performance Since Commencement of the
                                                                      Subaccount                        Fund*

                                                                            Since                                  Since
Subaccount    Investing In:                                     1 Year   Commencement  1 Year  5 Years  10 Years   Commencement
----------    -------------                                     ------   ------------  ------  -------  --------   ------------

              AXPSM VARIABLE PORTFOLIO -
PBCA1            Blue Chip Advantage Fund (11/99;9/99)**          --%        0.72%        --%     --%      --%       3.19%
WCAR6            Capital Resource Fund (--/--;10/81)              --        --          14.14   18.99    14.01      14.48
PDEI1            Diversified Equity Income Fund (11/99;9/99)      --        -4.45        --       --      --        -5.17
PEXI1            Extra Income Fund (11/99;5/96)                   --        -4.45       -2.33     --      --         2.16
WFDI6            Federal Income Fund (--/--;9/99)                 --        --           --       --      --        -6.72
WFDI6
PNDM1            New Dimensions Fund(R)(11/99;5/96)               --         6.01       22.30     --      --        23.49
PSCA1            Small Cap Advantage Fund (11/99;9/99)                       1.04        --       --      --         4.46
                                                                  --

              AIM V.I.
PCAP1            Capital Appreciation Fund (11/99;5/93)           --        13.80       34.81   23.28     --        20.53
PVAL1            Value Fund (11/99;5/93)                          --         2.55       20.25   24.93     --        21.26

              Dreyfus
WSRG6            The Dreyfus Socially Responsible Growth Fund,    --          --        20.43   26.41     --        22.38
                 Inc.
                 (--/--;10/93)

              FRANKLIN TEMPLETON VIP TRUST
WISE6            Franklin Income Securities Fund - Class 2        --        --          -9.89    7.06    8.54        8.51
                 (--/--;1/89)***
WRES6            Franklin Real Estate Fund - Class 2              --        --         -13.79    5.30    7.58        7.25
                 (--/--;1/89)***
PSMC1            Franklin Small Cap Fund - Class 2                --        26.21       95.69     --      --        31.02
                 (11/99;11/95)***
WMSS6            Mutual Shares Securities Fund - Class 2          --        --           4.35     --      --         7.28
                 (--/--;11/96)***

              GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE6            CORESM U.S. Equity Fund (--/--;2/98)****         --        --          14.70     --      --        15.46
WGLI6            Global Income Fund (--/--;1/98)                  --        --          -8.93     --      --        -1.34
WITO6            Internet Tollkeeper Fund (--/--;4/00)+           --        --           --       --      --          --
WMCV6            Mid Cap Value Fund (--/--;4/98)                  --        --          -2.33     --      --       -10.06

              MFS(R)
PGIS1            Growth with Income Series (11/99;10/95)          --        -1.77       -1.92     --      --        18.44
PUTS1            Utilities Series (11/99;1/95)                    --         3.98       21.15     --      --        24.17

              PUTNAM VARIABLE TRUST
PIGR1            Putnam VT International Growth Fund - Class      --        16.55       50.04     --      --        26.80
                 IB Shares (11/99;1/97)++
PVIS1            Putnam VT Vista Fund - Class IB Shares           --        18.48       42.77     --      --        27.77
                 (11/99;1/97)++

              WELLS FARGO VARIABLE TRUST
WAAL6            Asset Allocation Fund (--/--;4/94)               --        --          0.48     9.98     --         8.75
WCBD6            Corporate Bond Fund (--/--;9/99)                 --        --           --       --      --        -7.33
WEQI6            Equity Income Fund (--/--;5/96)                  --        --          -0.82     --      --        14.12
WEQV6            Equity Value Fund (--/--;5/98)                   --        --         -10.26     --      --        -8.86
WGRO6            Growth Fund (--/--;4/94)                         --        --          10.87   21.24     --        19.21
WLCG6            Large Company Growth Fund (--/--;9/99)           --        --           --       --      --        11.84
WMMK6            Money Market Fund (--/--;5/94)                   --        --          -3.95    2.08     --         2.53
WSCG6            Small Cap Growth Fund (--/--;5/95)               --        --          56.21     --      --        18.12

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Subaccount; Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
Without Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit
Riders For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA4           Blue Chip Advantage Fund (9/99)**               --%      --%      --%       10.79%
WCAR4           Capital Resource Fund (10/81)                 21.90   19.54     13.78       14.25
WDEI4           Diversified Equity Income Fund (9/99)          --       --       --          2.36
WEXI4           Extra Income Fund (5/96)                      4.65      --       --          3.93
WFDI4           Federal Income Fund (9/99)                     --       --       --          0.02
WNDM4           New Dimensions Fund(R)(5/96)                  30.04     --       --         24.46
WSCA4           Small Cap Advantage Fund (9/99)                --       --       --         12.17

             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)              42.52   23.72       -         20.50
WVAL4           Value Fund (5/93)                             27.99   25.33      --         21.22

             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       28.18   26.78      --         22.36
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2     -3.55    8.03     8.32         8.29
                (1/89)***
WRES4           Franklin Real Estate Fund - Class 2           -7.78    6.36     7.37         7.04
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)*** 103.30     --       --         31.60
WMSS4           Mutual Shares Securities Fund - Class 2       11.89     --       --          9.19
                (11/96)***

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)****            22.46     --       --         18.93
WGLI4           Global Income Fund (1/98)                     -2.51     --       --          2.03
WITO4           Internet Tollkeeper Fund (--/--;4/00)+         --       --       --           --
WMCV4           Mid Cap Value Fund (4/98)                     4.65      --       --         -6.40

             MFS(R)
WGIS4           Growth with Income Series (10/95)             5.09      --       --         19.28
WUTS4           Utilities Series (1/95)                       28.89     --       --         24.59

             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund - Class   57.73     --       --         28.19
                IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares        50.48     --       --         29.13
                (1/97)++

             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                  7.69    10.83      --          9.23
WCBD4           Corporate Bond Fund (9/99)                     --       --       --         -0.64
WEQI4           Equity Income Fund (5/96)                     6.29      --       --         15.41
WEQV4           Equity Value Fund (5/98)                      -3.95     --       --         -5.19
WGRO4           Growth Fund (4/94)                            18.64   21.73      --         19.42
WLCG4           Large Company Growth Fund (9/99)               --       --       --         19.77
WMMK4           Money Market Fund (5/94)                      2.89     3.30      --          3.25
WSCG4           Small Cap Growth Fund (5/95)                  63.90     --       --         18.82

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Annuities
With Withdrawal and Selection of the Eight-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders
For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*
                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA4           Blue Chip Advantage Fund (9/99)**               --%      --%      --%        2.80%
WCAR4           Capital Resource Fund (10/81)                 13.90   18.67     13.78       14.23
WDEI4           Diversified Equity Income Fund (9/99)          --       --       --         -4.63
WEXI4           Extra Income Fund (5/96)                      -2.53     --       --          1.86
WFDI4           Federal Income Fund (9/99)                     --       --       --         -6.78
WNDM4           New Dimensions Fund(R)(5/96)                  22.04     --       --         23.13
WSCA4           Small Cap Advantage Fund (9/99)                --       --       --          4.06

             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)              34.52   22.95      --         20.23
WVAL4           Value Fund (5/93)                             19.99   24.60      --         20.96

             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       20.18   26.08      --         22.07
                Fund, Inc. (10/93)

             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2    -10.07    6.76     8.32         8.26
                (1/89)***
WRES4           Franklin Real Estate Fund - Class 2          -13.96    5.00     7.37         7.01
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)***  95.30     --       --         30.66
WMSS4           Mutual Shares Securities Fund - Class 2       4.14      --       --          6.94
                (11/96)***

             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)****            14.46     --       --         15.02
WGLI4           Global Income Fund (1/98)                     -9.11     --       --         -1.70
WITO4           Internet Tollkeeper Fund (--/--;4/00)+         --       --       --           --
WMCV4           Mid Cap Value Fund (4/98)                     -2.52     --       --        -10.45

             MFS(R)
WGIS4           Growth with Income Series (10/95)             -2.11     --       --         18.11
WUTS4           Utilities Series (1/95)                       20.89     --       --         23.84

             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund - Class   49.73     --       --         26.41
                IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares        42.48     --       --         27.38
                (1/97)++`

             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                  0.28     9.68      --          8.47
WCBD4           Corporate Bond Fund (9/99)                     --       --       --         -7.69
WEQI4           Equity Income Fund (5/96)                     -1.01     --       --         13.78
WEQV4           Equity Value Fund (5/98)                     -10.44     --       --         -9.26
WGRO4           Growth Fund (4/94)                            10.64   20.92      --         18.90
WLCG4           Large Company Growth Fund (9/99)               --       --       --         11.42
WMMK4           Money Market Fund (5/94)                      -4.14    1.79      --          2.25
WSCG4           Small Cap Growth Fund (5/95)                  55.90     --       --         17.80

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced operations  as of Dec.  31,  1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                 ERV - P
                                                 -------
                                                    P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less, a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o any declared dividends;
o the value of any shares purchased with dividends paid during the period; and
o any dividends declared for such shares.

It does not include:
o  the  effect  of  any  applicable  withdrawal  charge;  or
o  any  realized  or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                    ----
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period
                 that were entitled to receive dividends
           d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Subaccount        Investing In                                         Yield
PEXI1             AXPSM Variable Portfolio -Extra Income Fund          11.28%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund. Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date; by
o the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administration charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                   Rating
---------------------         ------------------
      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any withdrawal charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Builder Variable Annuity

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts PBCA1, PDEI1, PEXI1, PNDM1, PSCA1, PCAP1, PVAL1, PSMC1, PGIS1, PUTS1, PIGR1 and PVIS1) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Builder Variable Annuity

Statements of Net Assets
December 31, 1999

                                                                            Segregated Asset Subaccounts
Assets                                             PBCA1       PDEI1           PEXI1            PNDM1        PSCA1        PCAP1
Investments in shares of mutual funds
and portfolios:
  at cost                                          $ 260       $ 261           $ 261            $ 262        $ 261        $ 266
                                                   -----       -----           -----            -----        -----        -----
  at market value                                  $ 282       $ 267           $ 265            $ 296        $ 282        $ 317
Dividends receivable                                  --          --               2               --           --           --
                                                                                   -
Total assets                                         282         267             267              296          282          317
                                                     ===         ===             ===              ===          ===          ===

Net assets applicable to contracts in
accumulation period                                $ 282       $ 267           $ 267            $ 296        $ 282        $ 317
                                                   -----       -----           -----            -----        -----        -----
Accumulation units outstanding                       259         262             259              257          254          251
                                                     ===         ===             ===              ===          ===          ===
Net asset value per accumulation unit             $ 1.09      $ 1.02          $ 1.03           $ 1.15       $ 1.11       $ 1.26
                                                  ======      ======          ======           ======       ======       ======
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Builder Variable Annuity

Statements of Net Assets
December 31, 1999

                                                                    Segregated Asset Subaccounts
Assets                                                     PVAL1        PSMC1           PGIS1        PUTS1
Investments in shares of mutual funds and portfolios:
  at cost                                                  $ 264        $ 260           $ 260        $ 260
                                                           -----        -----           -----        -----
  at market value                                          $ 287        $ 349           $ 274        $ 291
Dividends receivable                                          --           --              --           --
                                                            ----        -----             ---         ----
Total assets                                                 287          349             274          291
                                                             ===          ===             ===          ===

Net assets applicable to contracts in
accumulation period                                        $ 287        $ 349           $ 274        $ 291
                                                           -----        -----           -----        -----
Accumulation units outstanding                               258          243             261          255
                                                             ===          ===             ===          ===
Net asset value per accumulation unit                     $ 1.11       $ 1.43          $ 1.05       $ 1.14
                                                          ======       ======          ======       ======

                                                                                  Combined
                                                                                  Variable
Assets                                                     PIGR1        PVIS1      Account
Investments in shares of mutual funds and portfolios:
  at cost                                                  $ 260        $ 284      $ 3,159
                                                           -----        -----      -------
  at market value                                          $ 324        $ 329      $ 3,563
Dividends receivable                                          --           --            2
                                                                                         -
Total assets                                                 324          329        3,565
                                                             ===          ===        =====

Net assets applicable to contracts in
accumulation period                                        $ 324        $ 329      $ 3,565
                                                           -----        -----      -------
Accumulation units outstanding                               252          253
                                                             ===          ===
Net asset value per accumulation unit                     $ 1.29       $ 1.30
                                                          ======       ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Builder Variable Annuity

Statements of Operations
Period ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Investment income                                           PBCA11   PDEI11     PEXI11      PNDM11     PSCA11     PCAP12
Dividend income from mutual funds and portfolios             $--      $ 1        $ 4         $ 2        $ 2        $ 7
Mortality and expense risk fee                                 1        1          1           1          1          1
                                                               -        -          -           -          -          -
Investment income (loss) - net                                (1)      --          3           1          1          6
                                                              ==       ==          =           =          =          =

Realized and unrealized gain (loss) on investments - net
Net change in unrealized appreciation or
depreciation of investments                                   22        6          4          34         21         51
                                                              --        -          -          --         --         --
Net gain (loss) on investments                                22        6          4          34         21         51
                                                              --        -          -          --         --         --
Net increase (decrease) in net assets resulting
from operations                                             $ 21      $ 6        $ 7        $ 35       $ 22       $ 57
                                                            ====      ===        ===        ====       ====       ====


1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Builder Variable Annuity

Statements of Operations
Period ended December 31, 1999

                                                                   Segregated Asset Subaccounts
                                                                                                                  Combined
                                                                                                                  Variable
Investment income                                    PVAL11    PSMC11     PGIS11    PUTS11     PIGR11      PVIS11  Account
Dividend income from mutual funds and portfolios      $ 5       $--        $--       $--        $--        $ 24       $ 45
Mortality and expense risk fee                          1        --         --        --         --          --          7
                                                        -       ---        ---       ---        ---         ---        ---
Investment income (loss) - net                          4        --         --        --         --          24         38
                                                        =        ==        ===       ===        ===          ==         ==

Realized and unrealized gain (loss) on
investments - net
Net change in unrealized appreciation or
depreciation of investments                            23        89         14        31         64          45         404
                                                       --        --         --        --         --          --         ---
Net gain (loss) on investments                         23        89         14        31         64          45         404
                                                       --        --         --        --         --          --         ---
Net increase (decrease) in net assets
resulting from operations                             $27      $ 89       $ 14      $ 31       $ 64        $ 69       $ 442
                                                      ===      ====       ====      ====       ====        ====       =====


1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Builder Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                      Segregated Asset Subaccounts
Operations                                     PBCA11        PDEI11        PEXI11           PNDM11        PSCA11           PCAP12
Investment income (loss) - net                 $ (1)          $--           $ 3              $ 1           $ 1              $ 6
Net change in unrealized appreciation or
depreciation of investments                      22             6             4               34            21               51
                                                 --             -             -               --            --               --
Net increase (decrease) in net assets
resulting from operations                        21             6             7               35            22               57
                                                 ==             =             =               ==            ==               ==

Contract transactions
Contract purchase payments                      261           261           260              261           260              260
                                                ---           ---           ---              ---           ---              ---
Net assets at beginning of year                  --            --            --               --            --               --
Net assets at end of year                     $ 282         $ 267         $ 267            $ 296         $ 282            $ 317
                                              =====         =====         =====            =====         =====            =====

Accumulation unit activity
Units outstanding at beginning of year           --            --            --               --            --               --
Contract purchase payments                      259           262           259              257           254              251
                                                ---           ---           ---              ---           ---              ---
Units outstanding at end of year                259           262           259              257           254              251
                                                ===           ===           ===              ===           ===              ===


1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Builder Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                   Segregated Asset Subaccounts
                                                                                                            Combined
                                                                                                            Variable
Operations                                  PVAL11     PSMC11      PGIS11     PUTS11       PIGR11    PVIS11  Account
Investment income (loss) - net               $ 4        $--         $--        $--          $--      $ 24       $ 38
Net change in unrealized appreciation
or depreciation of investments                23         89          14         31           64        45        404
                                              --         --          --         --           --        --        ---
Net increase (decrease) in net assets
resulting from operations                     27         89          14         31           64        69        442
                                              ==         ==          ==         ==           ==        ==        ===

Contract transactions
Contract purchase payments                   260        260         260        260          260       260      3,123
                                             ---        ---         ---        ---          ---       ---      -----
Net assets at beginning of year               --         --          --         --           --        --         --
Net assets at end of year                  $ 287      $ 349       $ 274      $ 291        $ 324     $ 329    $ 3,565
                                           =====      =====       =====      =====        =====     =====    =======

Accumulation unit activity
Units outstanding at beginning of year        --         --          --         --           --        --
Contract purchase payments                   258        243         261        255          252       253
                                             ---        ---         ---        ---          ---       ---
Units outstanding at end of year             258        243         261        255          252       253
                                             ===        ===         ===        ===          ===       ===


1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Builder
Variable Annuity

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount    Invests exclusively in shares of                                Investment Manager
PBCA1         AXP(SM) Variable Portfolio-- Blue Chip Advantage Fund           IDS Life Insurance Company 1
PDEI1         AXP(SM) Variable Portfolio-- Diversified Equity Income Fund     IDS Life Insurance Company 1
PEXI1         AXP(SM) Variable Portfolio-- Extra Income Fund                  IDS Life Insurance Company 1
PNDM1         AXP(SM) Variable Portfolio-- New Dimensions Fund(R)             IDS Life Insurance Company 1
PSCA1         AXP(SM) Variable Portfolio-- Small Cap Advantage Fund           IDS Life Insurance Company 2
PCAP1         AIM V.I. Capital Appreciation Fund                              A I M Advisors, Inc.
PVAL1         AIM V.I. Value Fund                                             A I M Advisors, Inc.
PSMC1         FTVIPT Franklin Small Cap Fund - Class 2                        Franklin Advisers, Inc.
PGIS1         MFS(R)Growth with Income Series                                 Massachusetts Financial Services Company (MFS)
                                                                              Investment Management(R)
PUTS1         MFS(R) Utilities Series                                         MFS Investment Management(R)
PIGR1         Putnam VT International Growth Fund - Class IB Shares           Putnam Investment Management, Inc.
PVIS1         Putnam VT Vista Fund - Class IB Shares                          Putnam Investment Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC is the investment advisor. Kenwood Capital Management LLC is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.10% or 1.35% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE

American  Enterprise  Life deducts a daily charge equal,  on an annual basis, to
0.15% of the average daily net assets of each  subaccount  as an  administrative charge. This charge covers
certain  administrative  and operating  expenses of the subaccounts  incurred by
American Enterprise Life such as accounting, legal and data processing fees, and
expenses   involved  in  the  preparation   and   distribution  of  reports  and
prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first six or eight payment years following a purchase payment, depending on the withdrawal charge schedule selected at the time of application. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount   Investment                                                           Shares               NAV
PBCA1        AXP(SM) Variable Portfolio-- Blue Chip Advantage Fund                    25            $11.08
PDEI1        AXP(SM) Variable Portfolio-- Diversified Equity Income Fund              26             10.19
PEXI1        AXP(SM) Variable Portfolio-- Extra Income Fund                           31              8.58
PNDM1        AXP(SM) Variable Portfolio-- New Dimensions Fund(R)                      13             22.86
PSCA1        AXP(SM) Variable Portfolio-- Small Cap Advantage Fund                    25             11.13
PCAP1        AIM V.I. Capital Appreciation Fund                                        9             35.58
PVAL1        AIM V.I. Value Fund                                                       9             33.50
PSMC1        FTVIPT Franklin Small Cap Fund - Class 2                                 13             26.79
PGIS1        MFS(R)Growth with Income Series                                          13             21.31
PUTS1        MFS(R)Utilities Series                                                   12             24.16
PIGR1        Putnam VT International Growth Fund - Class IB Shares                    15             21.62
PVIS1        Putnam VT Vista Fund - Class IB Shares                                   16             20.65


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                Year ended Dec. 31,
Subaccount          Investment                                                           1999
PBCA11              AXP(SM) Variable Portfolio-- Blue Chip Advantage Fund                $260
PDEI11              AXP(SM) Variable Portfolio-- Diversified Equity Income Fund           261
PEXI11              AXP(SM) Variable Portfolio-- Extra Income Fund                        261
PNDM11              AXP(SM) Variable Portfolio-- New Dimensions Fund(R)                   262
PSCA11              AXP(SM) Variable Portfolio-- Small Cap Advantage Fund                 261
PCAP12              AIM V.I. Capital Appreciation Fund                                    266
PVAL12              AIM V.I. Value Fund                                                   264
PSMC12              FTVIPT Franklin Small Cap Fund - Class 2                              260
PGIS12              MFS(R)Growth with Income Series                                       260
PUTS12              MFS(R)Utilities Series                                                260
PIGR12              Putnam VT International Growth Fund - Class IB Shares                 260
PVIS12              Putnam VT Vista Fund - Class IB Shares                                284
                    Combined Variable Account                                          $3,159

1 Operations commenced on Nov. 10, 1999. 2 Operations commenced on Nov. 9, 1999.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by the American Enterprise Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.

